Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases
Leases

Our portfolio of leases consists of office spaces with lease terms generally between 3 to 5 years. We currently do not have leases with variable lease payments, residual value guarantees, extension or termination options, or leases not yet commenced to which we are committed. Lease liabilities have been measured by discounting future lease payments using our incremental borrowing rate as rates implicit in the leases were not readily determinable. The weighted-average rate applied was 15%.

Right-of-use assets

Office Spaces
As at January 1, 2019	808,025
Depreciation expense	(362,592)
Foreign exchange impact	(14,720)
As at December 31, 2019	430,713

Lease liabilities

Office Spaces
As at January 1, 2019	882,437
Payment of lease liabilities	(447,497)
Interest expense on lease liabilities	94,817
Foreign exchange impact	(23,482)
As at December 31, 2019	506,275

Our total undiscounted lease liability as at December 31, 2019 is as follows:

Maturity analysis - contractual undiscounted cash flows
December 31, 2019
Less than one year	391,022
One to five years	174,157
More than five years	—
Total undiscounted lease liability as at December 31, 2019	565,179